Consolidated Statements of Changes in Equity - USD ($)		Class A Common Stock		Class B Common Stock		Additional paid-in capital	Retained earnings	Total
Balance at Dec. 31, 2022		$ 1,200	[1]	$ 1,500	[1]	$ 638,326	$ 1,870,826	$ 2,511,852
Balance (in Shares) at Dec. 31, 2022	[1],[2],[3]	133,362		166,667
Pro Rata Share Issuance deemed as share split						2,699		2,699
Deemed capital reduction in reorganization						(10)		(10)
Profit (Loss) and total comprehensive income (expense) for the year							2,438,095	2,438,095
Balance at Dec. 31, 2023		$ 1,200	[1]	$ 1,500	[1]	641,015	4,308,921	4,952,636
Balance (in Shares) at Dec. 31, 2023	[1],[2],[3]	133,362		166,667
Net proceeds from public offer		$ 2,900				15,684,397		15,687,297
Net proceeds from public offer (in Shares)	[2]	322,223
Profit (Loss) and total comprehensive income (expense) for the year							(2,019,515)	(2,019,515)
Balance at Dec. 31, 2024		$ 4,100	[1]	$ 1,500	[1]	16,325,412	2,289,406	18,620,418
Balance (in Shares) at Dec. 31, 2024	[1],[2],[3]	455,585		166,667
Share-based payment		$ 1,120				1,657,724		1,658,844
Share-based payment (in Shares)	[2]	124,444
Issuance of shares and warrants		$ 7,631				4,284,536		4,292,167
Issuance of shares and warrants (in Shares)	[2]	720,000
Profit (Loss) and total comprehensive income (expense) for the year							3,189,946	3,189,946
Balance at Dec. 31, 2025		$ 12,851		$ 1,500		$ 22,267,672	$ 5,479,352	$ 27,761,375
Balance (in Shares) at Dec. 31, 2025	[2]	1,300,029		166,667

[1]	Giving retroactive effect to redesignation of Class A and Class B ordinary shares, from the earliest period presented.
[2]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.
[3]	Giving retroactive effect to the 90 to 1 shares consolidation, from the earliest period presented.